Offerings	Jan. 09, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 36,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,037.89
Offering Note	(a) There are being registered under the Registration Statement to which this exhibit pertains such indeterminate number of common shares, debt securities, warrants, units and subscription receipts of IsoEnergy Ltd. as shall have an aggregate initial offering price not to exceed US$180,300,000 (converted from C$250,000,000 at an exchange rate of C$1.00=US$0.7212, which was the daily exchange rate as reported by the Bank of Canada on January 8, 2026). (b) Estimated for the purpose of calculating the registration fee in accordance with Rules 457(o) under the Securities Act.